Property, Plant and Equipment, Net - Schedule of Major Classes of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 29,224	$ 30,935	$ 29,557
Less: accumulated depreciation	(7,385)	(6,866)	(3,556)
Total property, plant and equipment, net	21,839	24,069	26,001
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,538	1,440	1,437
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	13,917	13,873	13,536
Research And Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	4,962	4,903	4,773
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	8,174	8,174	7,270
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	466	466	462
Kodiak Spaceport [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		$ 2,079	$ 2,079
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 167